Annual Fund Operating Expenses - Strategy Shares Nasdaq 7 HANDL(TM) Index ETF - Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label]	Sep. 03, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.16%	[1]
Expenses (as a percentage of Assets)	0.95%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.